Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Payables and Accruals
Unearned revenue	$ 25,305	$ 25,828
Accrued off-hire	6,748	1,802
Accrued purchases	7,999	4,187
Accrued interest	10,281	10,855
Other accruals	5,114	8,007
Total	$ 55,447	$ 50,679